TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2023
Disclosure Of Trade Receivables [Abstract]
TRADE RECEIVABLES
NOTE 6 - TRADE RECEIVABLES

	As of December 31,
	2023	2022
	U.S. dollars in thousands

Payment processors receivables	9,855	15,067
Trade receivables*	33,559	23,470
	43,414	38,537

* The balance as of December 31, 2023, included $8.0 million overdue more than 90 days but less than one year.